Schedule of redeemable preferred shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Balance	¥ 112,004
Accretion of subsidiary’s redeemable preferred shares to redemption value	2,906
Waive of redemption features	(114,910)
Balance
Qianjin Network Information Technology Co. Ltd. [Member]
Balance	73,535
Accretion of subsidiary’s redeemable preferred shares to redemption value	493
Waive of redemption features	(74,028)
Balance
Tianyun Rongchuang and Haichuanghui [Member]
Balance	13,969
Accretion of subsidiary’s redeemable preferred shares to redemption value	802
Waive of redemption features	(14,771)
Balance
Jiaxing Anding Equity Investment Partnership [Member]
Balance	24,500
Accretion of subsidiary’s redeemable preferred shares to redemption value	1,611
Waive of redemption features	(26,111)
Balance